Goodwill and Other Intangible Assets - Summary of Changes in Gross Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Goodwill, beginning balance	$ 2,165,810	$ 2,172,922
Goodwill acquired during the year		29,360
Purchase price adjustments and other	54	(36,472)
Impairment losses		0
Goodwill, ending balance	2,165,864	2,165,810
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Goodwill [Line Items]
Goodwill, beginning balance	2,154,790	2,161,902
Goodwill acquired during the year		29,360
Purchase price adjustments and other	54	(36,472)
Impairment losses		0
Goodwill, ending balance	$ 2,154,844	$ 2,154,790